INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [Abstract]
Disclosure of expected income tax expense (recovery) [Table Text Block]
	2025 $	2024 $

Net loss before income taxes	(24,605,873)	(6,054,418)
Statutory tax rate	27%	27%
Expected income tax recovery	(6,643,586)	(1,634,693)
Tax effect of:
Permanent differences and other	257,585	29,503
Difference due to tax rate of foreign jurisdiction	135,038	504,207
Foreign exchange rate impact on temporary differences	37,493	(53,385)
Financing fees	(820,760)	(232,425)
True up of prior year difference	(11,415)	-
Change in unrecognized deferred income tax assets	7,045,645	1,409,111
Income tax provision	-	22,318

Disclosure of deferred income tax assets and liabilities [Table Text Block]
	2025 $	2024 $

Deferred income tax assets (liability)
Non-capital losses carried forward	9,534,795	3,057,355
Intangible asset	74,461	74,461
Investments	(36,886)	-
Share issuance costs	806,125	201,034
Total gross deferred income tax assets	10,378,495	3,332,850
Total unrecognized deductible deferred income tax assets	(10,378,495)	(3,332,850)
Net deferred income tax asset	-	-

Disclosure of deductible temporary differences [Table Text Block]
	Expiry	2025 $	Expiry	2024 $

Non-capital losses - Canadian	2043 to 2045	29,385,675	2043 to 2044	6,425,696
Non-capital losses - foreign	No expiry	11,922,094	No expiry	10,574,273
Share issuance costs	2026 to 2029	2,985,649	2025 to 2028	744,570
		44,293,418		17,744,539